Supplemental Cash Flow Information - Additional Information (Detail) ฿ in Millions, ¥ in Millions								1 Months Ended			12 Months Ended
	Oct. 31, 2018	Mar. 31, 2018	Feb. 28, 2018	Jul. 24, 2017	Jun. 19, 2017 JPY (¥)	May 01, 2017 shares	Apr. 25, 2016	Nov. 30, 2018	Oct. 31, 2018	Apr. 30, 2018	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 THB (฿)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2016 JPY (¥)	Apr. 25, 2018 shares	Jul. 18, 2017 shares
Supplemental cash flow information [line items]
Gain on divestiture of business and subsidiaries											¥ 2,620
Proceeds from short-term borrowings											1,050			¥ 22,080
Repayments of short-term borrowings											72			¥ 42,833
Number of shares issued | shares																1,007,810
Increase in share capital											2,500		¥ 2,000
Increase in share premium											2,500		2,000
Increase in treasury shares											¥ 5,000		¥ 4,000
Next Floor Corporation [member]
Supplemental cash flow information [line items]
Loan provided					¥ 1,976
Percentage of ownership				51.00%	51.00%
Snow Corporation [member]
Supplemental cash flow information [line items]
Percentage of ownership			45.00%						34.00%		34.00%	34.00%	45.00%
Camera Application Business (was operated by a wholly owned subsidiary, LINE Plus Corporation) [Member]
Supplemental cash flow information [line items]
Number of newly issued common shares received in exchange for transfer of business | shares						208,455
Percentage of ownership											45.00%	45.00%	48.60%
Camera Application Business (was operated by a wholly owned subsidiary, LINE Plus Corporation) [Member] | Snow Corporation [member]
Supplemental cash flow information [line items]
Percentage of ownership											48.60%	48.60%	25.00%
LINE BIZ Plus Ltd. (subsequently renamed to RABBIT LINE PAY COMPANY LIMITED) [member]
Supplemental cash flow information [line items]
Joint venture ownership percentage under equity method							100.00%				50.00%	50.00%
Re-measurement to fair value of investment retained											¥ 2,384
Issuance of new shares | ฿												฿ 750
Gain on divestiture of business and subsidiaries											¥ 1,731
NAVER Corporation [member] | Camera Application Business (was operated by a wholly owned subsidiary, LINE Plus Corporation) [Member] | Ultimate Parent Company [member]
Supplemental cash flow information [line items]
Percentage of ownership in Snow Corporation held by ultimate parent company											55.00%	55.00%	75.00%
LINE Mobile Corporation [member]
Supplemental cash flow information [line items]
Joint venture ownership percentage under equity method		100.00%								49.00%
LINE Games Corporation [member]
Supplemental cash flow information [line items]
Joint venture ownership percentage under equity method	100.00%							49.50%
Trust And Custody Services Bank Ltd [member]
Supplemental cash flow information [line items]
Number of shares issued | shares															1,172,332	1,007,810